Selling and Distribution (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Depreciation	$ 10,127	$ 11,183
Provision for doubtful accounts	(431)	2,965
Selling and Distribution expenses	99,578	108,340
Selling and Distribution
Salaries	30,449	33,134
Depreciation	8,880	9,496
Vessel hire charges	6,525	8,171
Amortization of dry-docking costs	3,257	3,348
Vessel operating expenses	18,430	19,752
Bunkers consumption	17,471	19,327
Storage costs	7,206	2,915
Broker commissions	1,945	2,484
Provision for doubtful accounts	(350)	2,965
Other	5,765	6,748
Selling and Distribution expenses	$ 99,578	$ 108,340